RELATED PARTY TRANSACTIONS - Summary of Short-Term Balance Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Short-term balances due to related parties	$ 13,934	$ 4,865
CCL
Related Party Transaction [Line Items]
Short-term balances due to related parties	2,378	1,440
Frontline
Related Party Transaction [Line Items]
Short-term balances due to related parties	0	322
Seatankers
Related Party Transaction [Line Items]
Short-term balances due to related parties	0	60
TFG Marine
Related Party Transaction [Line Items]
Short-term balances due to related parties	6,563	2,424
Other
Related Party Transaction [Line Items]
Short-term balances due to related parties	$ 4,993	$ 619